Annual Total Returns [BarChart] - Wells Capital Management Mid Cap Value Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(6.13%)
Annual Return 2012	18.46%
Annual Return 2013	32.95%
Annual Return 2014	13.57%
Annual Return 2015	(8.95%)
Annual Return 2016	13.60%
Annual Return 2017	11.03%
Annual Return 2018	(13.07%)
Annual Return 2019	35.78%
Annual Return 2020	2.93%